Cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 2,443,938	$ 6,715,996
Cash equivalent	16,482,995	1,895,000
Cash and cash equivalents	$ 18,926,933	$ 8,610,996	$ 3,916,283	$ 106,357